Leases - Net Investment In Lease (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Net investment in leases, current	$ 404	$ 398	$ 343
Net investment in leases, non-current	3,034	3,101	3,809
Total net investment in leases	$ 3,438	$ 3,499	$ 4,152